ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
Subsidiaries of Company

As of December 31, 2011, the Company operated primarily through the following subsidiaries:

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec (BVI) Inc. (“WXAT BVI”)	British Virgin Islands June 3, 2004	100%	Holding company of People’s Republic of China(“PRC”) subsidiaries

WuXi AppTec Co., Ltd. (“WXAT”)	PRC July 13, 2005	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Shanghai) Co., Ltd. (“WASH”)	PRC April 2, 2002	100%	Laboratory services to pharmaceutical and biotechnology industries

Shanghai SynTheAll PharmaTech Co., Ltd. (“STA”)	PRC January 23, 2003	100%	Pharmaceutical manufacturing

WuXi AppTec (Suzhou) Co., Ltd. (“WASZ”)	PRC October 8, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Tianjin) Co., Ltd. (“WATJ”)	PRC June 5, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec Holding Company, Inc.	United States of America (“United States” or “U.S.”) January 3, 2008	100%	Holding company of U.S. subsidiaries

WuXi AppTec, Inc. (“AppTec”)	United States January 3, 2008	100%	Laboratory services to biotechnology and medical device industries

WX (BVI) Ltd.	British Virgin Islands July 4, 2008	100%	Holding company of European subsidiaries

Kaipara Enterprises Ltd.	The Republic of Cyprus July 14, 2008	100%	Shell company

Klivia Investments Sp. Z o.o.	The Republic of Poland July 31, 2008	100%	Intermediate holding company

WuXi AppTec Biotechnology Co., Ltd. (“WABIO”)	PRC May 25, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries

WuXi AppTec (Wuhan) Co., Ltd. (“WAWH”)	PRC November 30, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries

Shanghai AppTec(HK) Ltd.	Hong Kong December 10, 2010	100%	Shell company

Global Bond Investments Ltd.	Hong Kong December 8, 2010	100%	Investment management
Chemdepo, Inc. (“Chemdepo”)	United States March 30, 2011	100%	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries

WuXi AppTec UK, Inc. (“AppTec UK”)	United Kingdom January 17, 2011	100%	Sales company

WuXi AppTec Sales, LLC. (“Sales LLC”)	United States January 19, 2011	100%	Sales company

STA Pharmaceutical Hong Kong Ltd. (“STA HK”)	Hong Kong April 12, 2011	100%	Sales company

Shanghai STA Pharmaceutical R&D Co., Ltd. (“STA R&D”)	PRC April 15, 2011	100%	Pharmaceutical manufacturing

WuXi PharmaTech Investment Holdings (Cayman) Inc.	United States May 24, 2011	100%	Investment holding company

WuXi PharmaTech Investments (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Fund I General Partner L.P.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Investment Management (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management

WuXi PharmaTech Healthcare Fund I L.P.	Cayman Islands May 24, 2011	100%	Corporate Venture Investment fund

Wuxi AppTec Investment & Development Co., Ltd.	PRC June 29, 2011	100%	Investment management

WuXi AppTec Biomedical Investment Management L.P. (1)	PRC July 18, 2011	100%	Investment management

WuXi AppTec Equity Investment Management Co., Ltd.	PRC August 11, 2011	100%	Investment management

WuXi AppTec Investment Fund I L.P.	PRC August 16, 2011	100%	Corporate Venture Investment fund

WuXi AppTec Clinical Research and Regulatory Services Co. Ltd. (“WACR”)	PRC September 23, 2011	100%	Clinical development and Regulatory Services

Abgent, Inc.	United States October 14, 2011	100%	Biologics reagent research and sales

Abgent Europe Ltd.	United Kingdom October 14, 2011	100%	Biologics reagent sales

Abgent Biotechnology (Shanghai) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent production

Abgent Biotechnology (Suzhou) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent development and production

MedKey Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

Jiecheng Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

WuXi AppTec (Changzhou) Co., Ltd.	PRC December 15, 2011	100%	Pharmaceutical manufacturing

WuXi AppTec (Nanjing) Testing Technology Co.,Ltd.	PRC December 16, 2011	100%	Testing Services